Share-Based Payments - Performance Related Incentive Plan For Disruptive Growth Function - Additional Information (Detail) - Performance Share Unit [member] shares in Millions	6 Months Ended
Jun. 30, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	0.3
Share based arrangement vesting requirements	The units vest after 5 years provided a performance test is met